Warrant liability	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Warrant liability
14 Warrant liability
The change in the Company's warrant liability can be summarized as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Balance – Beginning of the year	6,854	10,891	8,225
Share purchase warrants issued during the year (note 16)	—	400	28,678
Derecognition due to early expiry (note 16)	—	—	(5,865)
Share purchase warrants exercised during the year	(735)	—	(31,103)
Change in fair value of share purchase warrants	(2,222)	(4,437)	10,956
Balance - End of the year	3,897	6,854	10,891
Less: current portion	—	—	(1,411)
Non-current portion	3,897	6,854	9,480

A summary of the activity related to the Company's share purchase warrants is provided below.

	Years ended December 31,
	2017				2016			2015
	Number		Weighted average exercise price (US$)		Number	Weighted average exercise price (US$)		Number	Weighted average exercise price (US$)
Balance – Beginning of the year	3,779,245		9.66	*	2,842,309	11.30	*	287,852	104.46
Issued (note 16)	—		—		945,000	4.70		3,076,956	5.94	*
Exercised	(331,730)	**	1.07		—	—		(298,088)	4.24
Expired (note 16)	(29,675)		345.00		(8,064)	4.23		(224,111)	66.90
Non-current portion	3,417,840		7.59		3,779,245	9.66		2,842,309	11.30
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*	As adjusted (note 16 - Share capital)
** A portion of the Series A warrants was exercised using the cashless feature. Therefore, the total number of equivalent shares issued was 301,343.
The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2017:

Exercise price ($)	Number	Weighted average remaining contractual life (years)
1.07	115,844	2.19
4.70	945,000	2.34
7.10	2,331,000	2.96
185.00	25,996	0.58
	3,417,840	2.74

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at December 31, 2017. The Black-Scholes option pricing model uses "Level 2" inputs, as defined by IFRS 13, Fair value measurement ("IFRS 13") and as discussed in note 22 - Financial instruments and financial risk management.

	Number of equivalent shares	Market-value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(a)	(b)	(c)	(d)
July 2013 Warrants	25,996	2.36	185.00	1.75%	136.18%	0.58	0.00%
March 2015 Series A Warrants (e)	115,844	2.36	1.07	1.90%	132.24%	2.19	0.00%
December 2015 Warrants	2,331,000	2.36	7.10	1.97%	137.02%	2.96	0.00%
November 2016 Warrants (f)	945,000	2.36	4.70	1.91%	145.04%	2.34	0.00%
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(a)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.

(b)	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.

(c)	Based upon time to expiry from the reporting period date.

(d)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(e)
For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (see note 16 - Share capital).

(f)
For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10 call option, which was also calculated using the Black-Scholes pricing model. (see note 16 - Share capital).

Series B Warrants
In addition to the availability of standard cashless exercise provisions, the Series B Warrants (defined and discussed in note 16 - Share capital) were entitled to be exercised on an alternate cashless basis in accordance with their terms. Such an exercise permits the holder to obtain a number of common shares equal to: 200% of (i) the total number of common shares with respect to which the Series B Warrant was then being exercised multiplied by (ii) 81.00 divided by (iii) 85% of the quotient of (A) the sum of the per share volume weighted average price ("VWAP") of the common share for each of the five lowest trading days during the fifteen trading day period ending on and including the trading day immediately prior to the applicable Exercise Date, divided by (B) five, less (iv) the total number of common shares with respect to which the Series B Warrant is then being exercised.
Exercises of Series B Warrants on an alternate cashless basis resulted in the issuance of a substantially larger number of the Company's common shares than would have been otherwise issued following a standard cash or cashless exercise of the Series B Warrants.
Management has determined that, in light of the alternate cashless exercise feature and of actual Series B Warrant exercises since original issuance, application of the Black-Scholes option pricing model did not appropriately reflect the fair value of the Series B Warrants outstanding at a given statement of financial position date. Instead, management has determined that the application of an intrinsic valuation method is more representative of the market value of the Series B Warrants.
On November 2, 2015, the Company announced that the holders (the "Participating Holders") of substantially all of the remaining outstanding Series B Warrants at that time had agreed to exercise all Series B Warrants held by them, at a maximum exercise ratio of approximately 33.23 common shares per warrant in accordance with the alternate cashless exercise feature in such Series B Warrants. We paid the Participating Holders a total of $2,925,653 pursuant to the aforementioned agreements.
The 8,064 Series B Warrants remaining on December 31, 2015 expired on September 12, 2016 without having been exercised.